Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade and other payables
Trade and other payables
18.	Trade and other payables

As of December 31, 2023 and 2022, the Group’s trade and other payables consisted of the following:

	As of	As of
	December 31,	December 31,
	2022	2023
Payables to merchants	11,431	4,057
Money remittances and e-wallets accounts payable	8,807	—
Deposits received from agents	3,415	439
Payables related to marketing activity	5,751	—
Commissions payable	485	40
Accrued personnel expenses and related taxes	2,073	588
Other payables	1,086	424
Total trade and other payables	33,048	5,548